Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other payables
Schedule of trade and other payables
	June 30, 2022	June 30, 2021
Customers´ advances (*)	3,641	2,894
Trade payables	1,599	1,687
Accrued invoices	1,179	1,409
Admission fees (*)	2,575	1,771
Other income to be accrued	96	128
Tenant deposits	67	148
Total trade payables	9,157	8,037
Taxes payable	1,329	1,120
Other payables	1,595	1,485
Total other payables	2,924	2,605
Total trade and other payables	12,081	10,642
Non-current	3,557	2,274
Current	8,524	8,368
Total	12,081	10,642